STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Apr. 05, 2011
Sale of ordinary shares to Sponsor	$ 25,000	$ 0	$ 25,000	$ 0
Sale of ordinary shares to Sponsor (in shares)	1,150,000	1,150,000
Net loss attributable to ordinary shares not subject to possible redemption	(27,124)	0	0	(27,124)
Balance at Mar. 31, 2012	(2,124)	0	25,000	(27,124)
Balance (in shares) at Mar. 31, 2012		1,150,000
Net loss attributable to ordinary shares not subject to possible redemption	(386,188)	0	0	(386,188)
Share increase as a result of a 1.25 for 1 forward stock split (in shares)		287,500
Sale on July 25 and July 26, 2012, of 5,750,000 units through public offering at $8 per unit (including 4,394,533 shares subject to possible redemption)	46,000,000	0	46,000,000	0
Sale on July 25 and July 26, 2012, of 5,750,000 units through public offering at $8 per unit (including 4,394,533 shares subject to possible redemption) (in shares)		5,750,000
Warrant liability	(5,919,200)	0	(5,919,200)	0
Proceeds from issuance of warrants	2,410,000	0	2,410,000	0
Proceeds subject to possible redemption of ordinary shares at redemption value	(35,156,262)	0	(35,569,574)	413,312
Proceeds subject to possible redemption of ordinary shares at redemption value (in shares)		(4,394,533)
Underwriter's discount and offering expenses	(1,946,225)	0	(1,946,225)	0
Balance at Mar. 31, 2013	5,000,001	0	5,000,001	0
Balance (in shares) at Mar. 31, 2013		2,792,967
Net loss attributable to ordinary shares not subject to possible redemption	(2,899,785)	0	0	(2,899,785)
Proceeds subject to possible redemption of ordinary shares at redemption value	2,899,785			2,899,785
Proceeds subject to possible redemption of ordinary shares at redemption value (in shares)		362,473
Balance at Mar. 31, 2014	$ 5,000,001	$ 0	$ 5,000,001	$ 0
Balance (in shares) at Mar. 31, 2014		3,155,440